Income Tax (Details) - Schedule of current and deferred tax - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Current And Deferred Tax [Abstract]
Accounting profit before tax	$ 176,911	$ 1,767,508
Less: Net loss of the Lytus BVI and non-taxable profit of GHSI	(1,421,362)	(228,563)
Net Accounting profit	1,598,273	1,996,071
At Indian statutory income tax rate of 25.17%	402,286	502,407
Accelerated tax depreciation	537,958	(274,803)
Others mainly timing differences		23,415
Non-deductible expenses net	177,617	120,002
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$ 1,117,861	$ 371,021